Financial Risks - Disclosure of Sensitivity Analysis of Shareholders' Equity to Equity Markets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity prices, 10% higher [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net income	€ 307	€ 293
Estimated approximate effects on shareholders' equity	450	405
Equity prices, 10% lower [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net income	(374)	(273)
Estimated approximate effects on shareholders' equity	(525)	(379)
Equity prices, 25% higher [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net income	721	789
Estimated approximate effects on shareholders' equity	1,083	1,069
Equity prices, 25% lower [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net income	(456)	(308)
Estimated approximate effects on shareholders' equity	€ (837)	€ (562)